Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Amounts due to third-parties	¥ 26,733	$ 4,149	¥ 26,645
Income tax payables	12,446	1,932	12,292
Other tax payables	51,128	7,935	5,099
Salary and welfare payables	25,818	4,007	18,497
Deposits received from ride-hailing drivers	6,762	1,049	13,165
Purchase consideration payable	19,252	2,988	23,580
Others	7,037	1,090	6,466
Total	¥ 149,176	$ 23,150	¥ 105,744